Interest in Other Entities	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Interest in Other Entities
6.	INTERESTS IN OTHER ENTITIES
The consolidated financial statements include the accounts of the Group and its subsidiaries. Additionally, the consolidated financial statements of the Group include its interest in joint operations in which the Company or certain subsidiaries have joint control with their partners (Note
2.2-d).

a)	Main subsidiaries
The following table shows the principal direct and indirect subsidiaries classified by operating segment (Note 7):

Name	Country	Economic activity
Engineering and Construction:

GyM S.A.	Peru, and Colombia	Civil construction, electro-mechanic assembly, buildings management and implementing housing development projects and other related services.

GyM Chile S.p.A.	Chile	Investment funds, investment companies and similar financial entities.
Vial y Vives - DSD S.A.	Chile	Construction engineering projects, civil construction and related technical consultancy, rental of agricultural machinery and equipment, forestry, construction and civil engineering without operator.

GMI S.A.	Peru, Mexico, and Bolivia	Advisory and consultancy services in engineering, carrying out studies and projects, managing projects and supervision of works.

Morelco S.A.S.	Colombia and Ecuador	Providing construction and assembly services, supply of equipment and materials, operation and maintenance and engineering services in the specialties of mechanics, instrumentation and civil works.

Infrastructure:

GMP S.A.	Peru	Oil and oil by-products extraction, operation and exploration services, as well as providing storage and fuel dispatch services.

Oiltanking Andina Services S.A.	Peru	Operation of the gas processing plant of Pisco - Camisea.

Transportadora de Gas Natural Comprimido Andino S.A.C.	Peru	Supply, process and market natural gas and its derivative products.

Concar S.A.	Peru	Highway and roads concessions operation and maintenance.

GyM Ferrovias S.A.	Peru	Concession for the operation of the public transportation system of Lima Metro (Metro de Lima Metropolitana).

Survial S.A.	Peru	Concession for constructing, operating and maintaining Section 1 of the “Southern Inter-oceanic” highway.

Norvial S.A.	Peru	Concession for restoring, operating and maintaining the “Ancon - Huacho - Pativilca” section of the Panamericana Norte road.

Concesion Canchaque S.A.C.	Peru	Concession for operating and maintaining of the Buenos Aires – Canchaque provincial road highway.

Concesionaria Via Expresa Sur S.A.	Peru	Concession for designing, constructing, operating and maintaining the Via Expresa - Paseo de la Republica in Lima.

Real estate:

VIVA GyM S.A.	Peru	Developing and managing real estate projects directly or together with other partners.

Parent company operation:

Adexus S.A.	Chile, Peru, Colombia and Ecuador	IT solutions services.

CAM Holding S.p.A.	Chile	Investment company.

Qualys S.A.	Peru	Human, economic and technological services to the Group’s companies.

Promotora Larcomar S.A.	Peru	Building a hotel complex on a plot of land located in the district of Miraflores.

Promotores Asociados de Inmobiliarias S.A.	Peru	Operating in the real-estate industry and engaged in the development and sale of office premises in Peru.

Negocios del Gas S.A.	Peru	Investment company for construction, operation, and maintenance of the pipeline system to transport natural gas and liquids.

Inversiones en Autopistas S.A.	Peru	Holding company of shares, participation or any other credit instrument or investment document.

The following table shows the Group’s subsidiaries and related interest as of December 31, 2019:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the Group (%)	Percentage of common shares held by non-controlling interests (%)
Engineering and Construction:
GyM S.A.	98.87%	—	98.87%	1.13%
- Morelco S.A.S.	—	70.00%	70.00%	30.00%
- GyM Chile S.p.A.	—	100.00%	100.00%	—
- Vial y Vives – DSD S.A.	—	94.49%	94.49%	5.51%
GMI S.A.	89.41%	—	89.41%	10.59%
- Ecología Tecnología Ambiental S.A.C.	—	100.00%	100.00%	—
- GM Ingenieria y Construcción de CV	—	99.00%	99.00%	1.00%
- GM Ingenieria Bolivia S.R.L.	—	98.57%	98.57%	1.43%

Infrastructure:
GMP S.A.	95.00%	—	95.00%	5.00%
- Oiltanking Andina Services S.A.	—	50.00%	50.00%	50.00%
- Transportadora de Gas Natural Comprimido Andino S.A.C.	—	99.93%	99.93%	0.07%
Concar S.A.	100.00%	—	100.00%	—
GyM Ferrovias S.A.	75.00%	—	75.00%	25.00%
Survial S.A.	100.00%	—	100.00%	—
Norvial S.A.	18.20%	48.80%	67.00%	33.00%
Concesión Canchaque S.A.	99.96%	0.04%	100.00%	—
Concesionaria Vía Expresa Sur S.A.	99.98%	0.02%	100.00%	—

Real Estate:
Viva GyM S.A.	56.22%	43.32%	99.54%	0.46%

Parent company operations:
Qualys S.A ( Previously Generadora Arabesco S.A.)	100.00%	—	100.00%	—
Promotora Larcomar S.A.	46.55%	—	46.55%	53.45%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	—
Agenera S.A.	99.00%	1.00%	100.00%	—
Inversiones en Autopistas S.A.	1.00%	99.00%	100.00%	—
Cam Holding S.p.A.	100.00%	—	100.00%	—
Adexus S.A.	100.00%	—	100.00%	—
The following table shows the Group’s subsidiaries and related interest as of December 31, 2018:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the Group (%)	Percentage of common shares held by non-controlling interests (%)
Engineering and Construction:
GyM S.A.	98.24%	—	98.24%	1.76%
- Morelco S.A.S.	—	70.00%	70.00%	30.00%
- GyM Chile S.p.A.	—	94.49%	99.99%	0.01%
- Vial y Vives – DSD S.A.	—	94.49%	94.49%	5.51%
GMI S.A.	89.41%	—	89.41%	10.59%
- Ecología Tecnología Ambiental S.A.C.	—	—	99.99%	0.01%
- GM Ingenieria y Construcción de CV	—	—	99.00%	1.00%
- GM Ingenieria Bolivia S.R.L.	—	—	99.00%	1.00%

Infrastructure:
GMP S.A.	95.00%	—	95.00%	5.00%
- Oiltanking Andina Services S.A.	—	50.00%	50.00%	50.00%
- Transportadora de Gas Natural Comprimido Andino S.A.C.	—	99.93%	99.93%	0.07%
Concar S.A.	99.99%	—	99.99%	0.01%
GyM Ferrovias S.A.	75.00%	—	75.00%	25.00%
Survial S.A.	99.99%	—	99.99%	0.01%
Norvial S.A.	67.00%	—	67.00%	33.00%
Concesión Canchaque S.A.	99.96%	—	99.96%	0.04%
Concesionaria Vía Expresa Sur S.A.	99.98%	0.02%	100.00%	—

Real Estate:
Viva GyM S.A.	63.44%	36.10%	99.54%	0.46%

Parent company operations:
Qualys S.A (Previously Generadora Arabesco S.A.)	99.00%	—	99.00%	1.00%
Promotora Larcomar S.A.	46.55%	—	46.55%	53.45%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	—
Agenera S.A.	99.00%	1.00%	100.00%	—
Inversiones en Autopistas S.A.	100.00%	—	—	—
Cam Holding S.p.A.	100.00%	—	100.00%	—
Adexus S.A.	99.99%	0.01%	100.00%	—
All investments in subsidiaries have been included in the consolidation. The proportion of voting rights in such subsidiaries is held directly by the Company and does not differ significantly from the proportion of shares held.
In June 2018, the Company expanded its shareholding to 100% of the subsidiary Adexus S.A. (Note
32-a).
In 2018, the subsidiary Cam Servicios del Perú S.A. was sold, as well as the following indirect subsidiaries: i) Stracon GyM S.A. through GyM S.A. and ii) Cam Chile S.p.A., through Cam Holding S.p.A. In that year, these investments were deconsolidated by the Company, and their operations are shown in Note 36.

As of December 31, the
non-controlling
interest is attributed to the following subsidiaries:

	2018	2019
Viva GyM S.A. and subsidiaries	168,612	168,839
GyM S.A. and subsidiaries	67,639	61,569
Norvial S.A.	65,918	63,031
GMP S.A.	23,424	24,413
GyM Ferrovias S.A.	55,986	77,564
Promotora Larcomar S.A.	13,121	3,058
Other	6,871	(199)

	401,571	398,275

In December 2019, the subsidiary Viva GyM S.A. through the General Shareholders’ Meeting
,

agreed to capitalize its supplementary premium for the amount of S/65.3 million to subsequently reduce the share capital in a non-proportional
manner by returning contributions amounting to S/82.3 million. The return did not generate cash outflow as the reciprocal obligations between its shareholders with the subsidiary were offset. Consequently, the Company modified its participation in its subsidiary from 63.4% to 56.2%, in turn its subsidiary GyM S.A. (also a shareholder of Viva GyM S.A.) modified its stake from 36.1% to 43.3%.
In addition, in December 2019 the subsidiary GyM S.A. through the General Shareholders’ Meeting agreed to the capital increase for monetary contributions in the amount of S/146.1 million. Minority shareholders voluntarily waived the pre-emptive
subscription right, causing the Company’s participation percentage to increase from 98.2% to 98.9%.
Summarized financial information of subsidiaries with material non-controlling
interests
Set out below is the summarized financial information for each subsidiary that has non-controlling
interests that are material to the Group.
Summarized statement of financial position

	Viva GyM S.A. and subsidiaries		GyM S.A. and subsidiaries		Norvial S.A.		GyM Ferrovías S.A.
	At December 31,		At December 31,		At December 31,		At December 31,
	2018	2019	2018	2019	2018	2019	2018	2019
Current:
Assets	720,976	591,402	1,262,588	1,232,486	109,778	84,889	534,148	449,180
Liabilities	(310,132)	(263,592)	(1,467,953)	(1,491,747)	(66,506)	(53,715)	(563,081)	(93,879)

Current net assets (liabilities)	410,844	327,810	(205,365)	(259,261)	43,272	31,174	(28,933)	355,301

Non-current:
Assets	98,504	121,529	980,653	1,100,218	462,739	442,186	974,688	623,033
Liabilities	(37,154)	(37,851)	(413,026)	(486,924)	(306,261)	(282,358)	(716,946)	(668,080)

Non-current net assets (liabilities)	61,350	83,678	567,627	613,294	156,478	159,828	257,742	(45,047)

Net assets	472,194	411,488	362,262	354,033	199,750	191,002	228,809	310,254

Summarized income statement

	Viva GyM S.A. and subsidiaries		GyM S.A. and subsidiaries		Norvial S.A.		GyM Ferrovías S.A.
	For the year ended		For the year ended		For the year ended		For the year ended
	2018	2019	2018	2019	2018	2019	2018	2019
Revenue	630,130	264,401	1,704,998	2,279,786	163,117	272,679	577,993	397,853

Profit (loss) before income tax	226,945	30,729	(154,452)	(116,081)	21,104	24,067	116,822	121,079
Income tax	(69,166)	(7,000)	18,559	(30,843)	(3,885)	(6,815)	(35,524)	(39,634)

Profit (loss) for the year	157,779	23,729	(135,893)	(146,924)	17,219	17,252	81,298	81,445
Discontinued operations	—	—	44,096	—	—	—	—	—
Other comprehensive income	—	—	(14,061)	(7,436)	—	—	—	—

Total comprehensive income for the year	157,779	23,729	(105,858)	(154,360)	17,219	17,252	81,298	81,445

Dividends paid to non-controlling interest (Note 35-d)	84,870	—	4,241	—	8,184	8,580	—	—

Summarized statement of cash flows

	Viva GyM S.A. and subsidiaries		GyM S.A. and subsidiaries		Norvial S.A.		GyM Ferrovías S.A.
	For the year ended		For the year ended		For the year ended		For the year ended
	2018	2019	2018	2019	2018	2019	2018	2019
Net cash provided from operating activities	259,992	28,791	148,754	(25,502)	70,939	12,514	(161,318)	379,882
Net cash (applied to) provided from investing activities	(8,460)	(2,613)	233,150	(20,173)	(2)	(33)	1,928	2,845
Net cash (applied to) provided from financing activities	(255,979)	(58,722)	(388,836)	209,514	(43,536)	(46,045)	189,495	(273,009)

(Decrease) increase in cash and cash equivalents, net	(4,447)	(32,544)	(6,932)	163,839	27,401	(33,564)	30,105	109,718
Cash and cash equivalents at the beginning of the year	97,709	93,262	179,560	172,628	72,449	99,850	161,073	191,178

Cash and cash equivalents at the end of the year	93,262	60,718	172,628	336,467	99,850	66,286	191,178	300,896

The information above is the amount before inter-company eliminations.

b)	Public services concessions
The Group has public service concessions. When applicable, the income attributable to the construction or restoration of infrastructure has been accounted for by applying the models described in Note 2.5 (financial asset model, intangible asset and forked model).
After the termination of the Contract between TGNCA and the Ministry of Energy and Mines, Management is preparing new gas compression and liquefaction projects. Additionally, it is evaluating the centralization of the gas business through this vehicle, a decision that must be approved by the Board of Directors in 2020.
In all the Group’s concessions, the infrastructure returns to the Grantor at the end of the Contract.
The concessions held by the Group are as follows as of December 31,
 2
018 and
2019:

Name of Concession	Description	Estimated investment	Consideration	Ordinary shares held	Concession termination	Accounting model
Survial S.A.	This company operates and maintains a 750 km road from the San Juan de Marcona port to Urcos, Peru, which is connected to an interoceanic road. The road has five toll stations and three weigh stations.	US$99 million	Transaction secured by the Peruvian Government involving from annual payments for the maintenance and operation of the road, which is in charge of the Peruvian Ministry of Transport and Communications (MTC).	99.90%	2032	Financial asset

Canchaque S.A.C.	This company operates and periodically maintains a 78 km road which connects the towns of Buenos Aires and Canchaque, in Peru. The road has one toll station.	US$31 million (US$29 million in 2018)	Transaction secured by the Peruvian Government regardless the traffic volume. Revenue is secured by an annual minimum amount of US$0.3 million.	99.96%	2025	Financial asset

Concesionaria. La Chira S.A.	Designing, financing, constructing, operating and maintaining project called “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira”. The Project will treat approximately 25% of wastewaters in Lima.	S/250 million	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.	50.00%	2036	Financial asset

GyM Ferrovias S.A.	Concession for the operation of Line 1 of Lima Metro, Peru’s only urban railway system in Lima city, which includes (i) operation and maintenance of the existing trains (24 initial investment trains and 20 additional trains), (ii) operation and maintenance of the railway system (railway and infrastructure).	S/642 million	Transaction secured by the Peruvian Government involving a quarterly payment received from MTC based on km travelled per train.	75.00%	2041	Financial asset
Norvial S.A.	The Company operates and maintains the highway that connects Lima to the northwest of Peru. This 183 km road known as Red Vial 5 runs from the cities of Ancon to Pativilca and has three toll stations.	US$187 million (US$152 million in 2018)	From users (self-financed concession; revenue is derived from collection of tolls).	67.00%	2028	Intangible

Via Expresa Sur S.A.	The Company obtained the concession for designing, financing, building, operating and maintaining the infrastructure associated with the Via Expresa Sur Project. This project involves the second stage expansion of the Via Expresa - Paseo de la Republica,between Republica de Panama Avenue and and Panamericana highway.	US$197 million	The contract gives the right of collection from users; however the Peruvian Government shall pay the difference when the operating revenue obtained is below US$18 million during the first two years and US$19.7 million from the third year to the fifteenth year of the effective period of the financing, with a ceiling of US$10 million. In June 2017, the contract was suspended temporarily for one year by agreement between the Concessionaire and the grantor. The suspension was extended until June 2020.	99.98%	2053	Bifurcated
c)	Main joint operations
At December 31, 2019, the Group is a partner to 51 Joint Operations with third parties (51 at December 31, 2018 and 64 at December 31, 2017). The table below lists the Group’s major Joint Operations.

	Percentage of interest
Joint operations	2017	2018	2019
Graña y Montero S.A.A.
- Concesionaria La Chira S.A.	50%	50%	50%

GyM S.A.
- Consorcio CDEM	85%	85%	85%
- Consorcio Huacho Pativilca	67%	67%	67%
- Consorcio GyM – CONCIVILES	67%	67%	67%
- Consorcio AMDP norte	50%	50%	—
- Consorcio Chicama - Ascope	50%	50%	50%
- Consorcio Constructor Alto Cayma	50%	50%	50%
- Consorcio Energía y Vapor	50%	50%	50%
- Consorcio Ermitaño	50%	50%	50%
- Consorcio GyM Sade Skanska	50%	50%	50%
- Consorcio GYM-OSSA	—	—	50%
- Consorcio GyM-Stracon	—	50%	50%
- Consorcio HV GyM	50%	50%	50%
- Consorcio La Chira	50%	50%	50%
- Consorcio Lima Actividades Comerciales Sur	50%	50%	50%
- Consorcio Lima Actividades Sur	50%	50%	50%
- Consorcio Menegua	50%	50%	50%
- Consorcio para la Atención y Mantenimiento de Ductos	40%	40%	—
- Consorcio Rio Mantaro	50%	50%	50%
- Consorcio Río Urubamba	50%	50%	50%
- Consorcio TNT Vial y Vives - DSD Chile LTDA	50%	50%	50%
- Constructora Incolur DSD Limitada	50%	50%	50%
- Consorcio Alto Cayma	49%	49%	49%
- Consorcio La Gloria	49%	49%	49%
- Consorcio Norte Pachacutec	49%	49%	49%
- Consorcio Italo Peruano	48%	48%	48%
- Consorcio Vial Quinua	46%	46%	46%
- Consorcio Constructor Ductos del Sur	29%	29%	29%
- Consorcio Constructor Chavimochic	27%	27%	27%
- Consorcio Vial ICAPAL	10%	10%	10%

GMP S.A.
- Consorcio Terminales	50%	50%	50%
- Terminales del Perú	50%	50%	50%
CONCAR S.A.
- Consorcio Ancón-Pativilca	67%	67%	67%
- Consorcio Peruano de Conservación	50%	50%	50%
- Consorcio Manperán	67%	67%	67%
- Consorcio Vial Sierra	50%	100%	50%
- Consorcio Vial Ayahuaylas	99%	99%	99%
- Consorcio Vial Sullana	99%	99%	99%
- Consorcio Vial del Sur	99%	99%	99%

Viva GyM S.A.
- Consorcio Panorama	35%	—	—

GMI S.A.
- Consorcio Vial la Concordia	88%	88%	88%
- Consorcio GMI- Haskoningdhv	—	70%	70%
- Consorcio Supervisor Ilo	55%	55%	55%
- Consorcio Poyry-GMI	40%	40%	40%
- Consorcio Internacional Supervisión Valle Sagrado	33%	33%	33%
- Consorcio Ecotec - GMI - PIM	—	30%	30%
- Consorcio Ribereño Chinchaycamac	—	—	40%
All the joint agreements listed above are operated in Peru, Chile and Colombia.
On November 2, 2019, the operation contract of Consorcio Terminales of the subsidiary GMP S.A., corresponding to the terminals of Pisco, Mollendo, Ilo, Cusco and Juliaca, was terminated, and the assets and operations were delivered to Petroperú. Currently, it is in the process of liquidating assets and liabilities.
The main activities of the joint operations correspond to:

Joint Operations in	Economic activity
Graña y Montero S.A.A.	Construction, operation and maintenance of La Chira wastewater treatment plant in the south of Lima. The project is aimed to solve Lima’s environmental problems caused by sewage discharged directly into the sea.

GyM S.A.	These joint operations were created exclusively for the development of construction contracts.

GMP S.A.	Consorcio Terminales and Terminales del Peru provide services for receiving, storing, shipping and transporting liquid hydrocarbons, such as gasoline, jet fuel, diesel fuel and residual among others.

CONCAR S.A.	Concar’s joint operations provides rehabilitation service, routine and periodic maintenance of the road , and road conservation and preservation services.

GMI S.A.	Engineering consulting services in, study and project execution, project management and Works supervision.
The consolidated financial statements do not include any other type of entities in addition to those mentioned above, such as trust funds or special purpose entities.